Acquisitions and dispositions	12 Months Ended
Dec. 31, 2016
Business Acquisitions and Dispositions [Abstract]
Acquisitions and dispositions
Acquisitions and dispositions

We sometimes structure our acquisitions with both an initial payment and later contingent payments tied to post-closing revenue or income growth. Contingent payments totaled $4 million in 2016.

At Dec. 31, 2016, we are potentially obligated to pay additional consideration which, using reasonable assumptions, could range from $0 million to $18 million over the next three years, but could be higher as certain of the arrangements do not contain a contractual maximum. The acquisitions and disposition described below did not have a material impact on BNY Mellon’s results of operations.

Acquisition in 2016

On April 1, 2016, BNY Mellon acquired the assets of Atherton Lane Advisers, LLC, a U.S.-based investment manager with approximately $2.45 billion in AUM and servicer for approximately 700 high net worth clients, for cash of $38 million, plus contingent payments measured at $22 million. Goodwill related to this acquisition totaled $29 million and is included in the Investment Management business. The customer relationship intangible assets related to this acquisition is included in the Investment Management business, with an estimated life of 14 years, and totaled $30 million at acquisition.

Acquisition in 2015

On Jan. 2, 2015, BNY Mellon acquired Cutwater Asset Management, a U.S.-based, fixed income and solutions specialist with approximately $23 billion in AUM.

Disposition in 2015

On July 31, 2015, BNY Mellon sold Meriten Investment Management GmbH, a German-based investment management boutique, for $40 million. As a result of this sale, we recorded an after-tax loss of $12 million. Goodwill of $22 million and customer relationship intangible assets of $9 million were removed from the balance sheet as a result of this sale.

Acquisitions in 2014

On May 1, 2014, BNY Mellon acquired the remaining 65% interest of HedgeMark International, LLC for $26 million. Since 2011, BNY Mellon held a 35% ownership stake in HedgeMark. Goodwill related to this acquisition totaled $47 million and is included in the Investment Services business. The customer relationship intangible asset related to this acquisition is included in our Investment Services business and totaled $1 million at acquisition.

Dispositions in 2014

On April 23, 2014, BNY Mellon sold the subsidiary that conducted corporate trust business in Mexico that was part of our Investment Services business, for $65 million. As a result of this sale, we recorded an after-tax gain of $4 million. In addition, goodwill of $8 million and customer relationship intangible assets of $1 million were removed from the balance sheet as a result of this sale.